NATIONWIDE VARIABLE INSURANCE TRUST

NVIT BlueprintSM Aggressive Fund	NVIT Investor Destinations Aggressive Fund
NVIT BlueprintSM Moderately Aggressive Fund	NVIT Investor Destinations Moderately Aggressive Fund
NVIT BlueprintSM Capital Appreciation Fund	NVIT Investor Destinations Capital Appreciation Fund
NVIT BlueprintSM Moderate Fund	NVIT Investor Destinations Moderate Fund
NVIT BlueprintSM Balanced Fund	NVIT Investor Destinations Balanced Fund
NVIT BlueprintSM Moderately Conservative Fund	NVIT Investor Destinations Moderately Conservative Fund
NVIT BlueprintSM Conservative Fund	NVIT Investor Destinations Conservative Fund

Supplement dated October 14, 2021
to the Statement of Additional Information (“SAI”) dated April 30, 2021

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective immediately, the SAI is amended as follows:

The Nationwide Bond Portfolio is hereby added to the list of mutual funds in which the Funds may invest on pages 2-3 of the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE